Financial risk management - Additional Information (Detail) ¥ in Billions, $ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 TWD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) from effective cash flow hedges	€ 2,300,000	€ 10,700,000	€ (11,800,000)
Gain (loss) from derivative financial instruments measured at fair value	€ 28,200,000	(12,000,000.0)	24,200,000
Derivative instruments release period	12 months
Gain (loss) on foreign currency cash flow hedge ineffectiveness	€ 0	0	0
Fair value assets (liabilities) transfers between levels amount	0	0
Goodwill and intangible asset, impairment	0	0
Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Cash, Cash Equivalents, and Short-term Investments, expected	2,000,000,000.0
Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Cash, Cash Equivalents, and Short-term Investments, expected	2,500,000,000
Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Other comprehensive income (loss) anticipated to be charged to cost of sales	(26,100,000)	2,100,000	10,900,000
Gain (loss) on financial instruments, net of taxes	(22,700,000)	1,800,000	9,700,000
Sales
Derivative Instruments, Gain (Loss) [Line Items]
Other comprehensive income (loss) anticipated to be charged to cost of sales	400,000	(1,200,000)	€ (1,400,000)
Forward Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amounts	€ 182,000,000.0	€ 142,600,000		$ 0.4	¥ 15.5	$ 0.5	$ 0.2	¥ 8.6	$ 3.8